Note 6 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	December 31, 2025
	(USD in thousands)
	Carrying amount	Contractual cash flows	< 1 year	1– 5 years	>5 years	Total
		(USD in thousands)
Borrowings	$5,537	$6,565	$381	$6,184	$—	$6,565
Lease payables	1,967	2,495	374	1,571	550	2,495
Trade payables	2,186	2,186	2,186	—	—	2,186
Provisions	158	158	—	—	158	158
Other payables	129	129	129	—	—	129
Total	$9,977	$11,533	$3,070	$7,755	$708	$11,533
	December 31, 2024
	(USD in thousands)
	Carrying amount	Contractual cash flows	< 1 year	1– 5 years	>5 years	Total
		(USD in thousands)
Borrowings	$8,167	$10,559	$385	$10,174	$—	$10,559
Lease payables	1,934	2,544	325	1,370	849	2,544
Trade payables	2,968	2,968	2,968	—	—	2,968
Provisions	141	141	—	—	141	141
Other payables	67	67	67	—	—	67
Total	$13,277	$16,279	$3,745	$11,544	$990	$16,279

Disclosure of fair value measurement of liabilities [text block]
	Years Ended December 31, 2025
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities at fair value
2025 Investor Warrants	$—	$—	$287
Total financial liabilities measured at fair value by level	$—	$—	$287
	Years Ended December 31, 2025
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$4,800
Loan from lessor	—	—	737
Total financial liabilities measured at amortized cost by level	$—	$—	$5,536
	Years Ended December 31, 2024
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,143
Loan from lessor	—	—	815
Total financial liabilities measured at amortized cost by level	$—	$—	$8,958

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	Years Ended December 31,
	2025	2024
Exercise price	$0.05	—
Remaining contractual term (in years)	2.04	—
Expected share price volatility	85%	—
Risk-free interest rate	3.47%	—
Expected dividends	—	—

Disclosure of financial liabilities [text block]
Total Derivative Liability
(USD in thousands)
Carrying amount at January 1, 2025	$—
Initial recognition of derivative liability	3,929
Remeasurement of derivative liability	1,336
Exercise in period	(4,189)
Reclassification of derivative liability	(789)
Carrying amount at December 31, 2025	$287
Warrant Liability
(USD in thousands)
Carrying amount at December 31, 2023	$190
Remeasurement of warrant liability	(190)
Foreign currency translation	—
Carrying amount at December 31, 2024	$—
Remeasurement of warrant liability	—
Foreign currency translation	—
Carrying amount at December 31, 2025	$—